Organization and Principal Actitivies (Details)	1 Months Ended		12 Months Ended
	May 17, 2022 $ / shares shares	Feb. 22, 2021 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares		Mar. 31, 2022 ¥ / shares shares	Oct. 20, 2017 shares	Jul. 04, 2017 $ / shares shares
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks	128,750	128,750	2,031,394	776,255		2,031,394	9,700,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Common stocks, reverse stock split	128,750	128,750
Common stocks, reverse stock split		149,512
Common Stock [Member]
Organization and Principal Actitivies (Details) [Line Items]
Common stocks, reverse stock split		121,250		535	[1]
British Virgin Island [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks								10,300,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.001
BVI [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of owned interest								100.00%
Individual [Member]
Organization and Principal Actitivies (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares		$ 0.001
Taizhou Suxuantang [Member]
Organization and Principal Actitivies (Details) [Line Items]
Exercise price (in Yuan Renminbi per share) | ¥ / shares						¥ 10
Taizhou Suxuantang [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks							10,300,000
Percentage of hold shares								100.00%
Agreement Description			Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively. On May 8, 2017, the three shareholders transferred all shares to Feng Zhou, Ziqun Zhou and Di Zhou (collectively “Taizhou Shareholders”), who hold 83%, 11.5% and 5.5% shares in Taizhou Suxuantang, respectively, after the transfer of shares. Feng Zhou and Ziqun Zhou are the children of Jianping Zhou and Xiufang Yuan, and Di Zhou is the child of Jianbin Zhou.
Exclusive Business Cooperation Agreement [Member]
Organization and Principal Actitivies (Details) [Line Items]
Agreement Description			The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.
Share Pledge Agreement [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of hold shares			100.00%			100.00%

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 17, 2022.